LONG-TERM DEBT	12 Months Ended
Dec. 31, 2024
Debt Disclosure [Abstract]
LONG-TERM DEBT

12. LONG-TERM DEBT

The long-term debt of is presented as follows:

	December 31,
	2024	2023
	(in thousands)
Loans	$10,651	$17,845
Leases	7,100	4,357
Total outstanding debt	17,751	22,202
Less current portion	(4,635)	(10,449)
Total long-term debt	$13,116	$11,753

The term loans and other financial liabilities are evaluated according to the amortized cost method using the effective interest rate of the loan. The loan issuance costs and premiums, if any, are determined at inception and are amortized over the useful life of the loan via the effective interest rate.

Term Loans

The Company maintains term loans with several financial institutions (the “Term Loans”). The Term Loans are unsecured and have fixed monthly payments ranging from approximately $13 to $215, with annual payments ranging from approximately $103 to $332. Interest on the Term Loans range from 5.5% to 9.0% per annum. The Term Loans mature through 2034.

Lease Obligations

The Company owes $7,186 and $4,467 related to its leases as of December 31, 2024, and 2023, respectively. Lease obligations are payable in monthly installments of principal and interest and are collateralized by the related assets financed. Refer to Note 4 for additional information regarding the Company’s leases.

FORAFRIC GLOBAL PLC AND SUBSIDIARIES

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

(Continued)

The scheduled maturities of outstanding debt As of December 31, 2024 are as follows:

(in thousands)
2025	$4,634
2026	2,968
2027	2,426
2028	1,554
2029	1,476
Thereafter	4,693
Total outstanding debt	$17,751